Assets Held for Sale - Schedule of Movement of Miners Held For Sale (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Assets Held for Sale - Schedule of Movement of Miners Held For Sale (Details) [Line Items]
Qty, beginning balance	1,031	3,784
Value, beginning balance	$ 521	$ 1,220
Qty, Additions	48,421	2,148
Value, Additions	$ 10,580	$ 403
Qty, Dispositions	(16,056)	(1,781)
Value, Dispositions	$ (2,667)	$ (714)
Qty, Impairment	(473)	(3,120)
Value, Impairment	$ (3,628)	$ (388)
Qty, ending balance	32,923	1,031
Value, ending balance	$ 4,806	$ 521
MicroBT WhatsMiner M30, M31 & M50 Miners [Member]
Assets Held for Sale - Schedule of Movement of Miners Held For Sale (Details) [Line Items]
Qty, beginning balance
Value, beginning balance
Qty, Additions	40,026
Value, Additions	$ 8,171
Qty, Dispositions	(15,099)
Value, Dispositions	$ (2,299)
Qty, Impairment
Value, Impairment	$ (3,120)
Qty, ending balance	24,927
Value, ending balance	$ 2,752
Innosilicon T2T & T3, Canaan Avalon A10 and Antminer T15 & S15 Miners [Member]
Assets Held for Sale - Schedule of Movement of Miners Held For Sale (Details) [Line Items]
Qty, beginning balance		1,272
Value, beginning balance		$ 190
Qty, Additions		1,848
Value, Additions		$ 198
Qty, Dispositions
Value, Dispositions
Qty, Impairment		(3,120)
Value, Impairment		$ (388)
Qty, ending balance
Value, ending balance
MicroBT Whatsminer M20S Miners [Member]
Assets Held for Sale - Schedule of Movement of Miners Held For Sale (Details) [Line Items]
Qty, beginning balance	731	2,512
Value, beginning balance	$ 316	$ 1,030
Qty, Additions
Value, Additions
Qty, Dispositions	(258)	(1,781)
Value, Dispositions	$ (108)	$ (714)
Qty, Impairment	(473)
Value, Impairment	$ (208)
Qty, ending balance		731
Value, ending balance		$ 316
Bitmain S19j Pro Miners [Member]
Assets Held for Sale - Schedule of Movement of Miners Held For Sale (Details) [Line Items]
Qty, beginning balance	300
Value, beginning balance	$ 205
Qty, Additions	8,395	300
Value, Additions	$ 2,409	$ 205
Qty, Dispositions	(699)
Value, Dispositions	$ (260)
Qty, Impairment
Value, Impairment	$ (300)
Qty, ending balance	7,996	300
Value, ending balance	$ 2,054	$ 205